John Hancock Disciplined Value International Select ETF Investment Risks - John Hancock Disciplined Value International Select ETF	Mar. 31, 2026
Active Trading Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Active trading market risk. Active trading markets for fund shares may not be developed or maintained by market makers or authorized participants. Market makers are not obligated to make a market in the fund's shares or to submit purchase or redemption orders for creation units. Decisions by market makers or authorized participants to reduce their role with respect to market making or creation/redemption activities in times of market stress could lead to wider bid-ask spreads and variances in the market of fund shares.
Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Authorized participant concentration risk. To the extent that authorized participants are unable or otherwise unavailable to proceed with creation and/or redemption orders and no other authorized participant is able to create or redeem in their place, shares may trade at a discount to net asset value (NAV) and may face delisting. To the extent that the fund’s limited number of intermediaries that act as authorized participants exit the business or are unable to proceed with creation and/or redemption orders and no other authorized participant is able to create or redeem in their place, there may be a significantly diminished trading market for fund shares.
Cash Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Cash transactions risk. Under certain circumstances, the fund intends to effect some or all of its creation and redemption transactions using cash, rather than in-kind securities. As a result, an investment in the fund may be less tax-efficient than an investment in an ETF that effects all of its creation and redemption transactions in-kind. In order to obtain the cash needed to distribute redemption proceeds, the fund may be required to sell portfolio securities which may cause the fund to recognize capital gains or losses and incur higher brokerage costs. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover these costs and expenses, the fund’s NAV could be negatively impacted.
Convertible Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Convertible securities risk. Convertible securities are subject to certain risks of both equity and debt securities. The market values of convertible securities tend to fall as interest rates rise and rise as interest rates fall. As the market price of underlying common stock declines below the conversion price, the market value of the convertible security tends to be increasingly influenced by its yield.
Credit And Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of fund securities may not make timely payments or otherwise honor its obligations.
Economic And Market Events Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.
Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Emerging-market risk. The risks of investing in foreign securities are magnified in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment and greater social, economic, and political uncertainties than more developed countries.
Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity securities risk. The price of equity securities may decline due to changes in a company’s financial condition or overall market conditions. Securities the manager believes are undervalued may never realize their full potential value, and in certain markets value stocks may underperform the market as a whole.
ETF Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF trading risk. The market price of shares may include a bid-ask spread (the difference between the prices at which investors are willing to buy and sell shares), which may vary over time and may increase for various reasons, including decreased trading volume or reduced market liquidity.
Exchange-traded fund (ETF) investment risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Exchange-traded fund (ETF) investment risk. The risks of owning shares of an ETF include the risks of owning the underlying securities the ETF holds. Lack of liquidity in an ETF could result in the ETF being more volatile than its underlying securities. An ETF's shares could trade at a significant premium or discount to its net asset value (NAV). A fund bears ETF fees and expenses indirectly.
Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign securities risk. Less information may be publicly available regarding foreign issuers, including foreign government issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets. Depositary receipts are subject to most of the risks associated with investing in foreign securities directly because the value of a depositary receipt is dependent upon the market price of the underlying foreign equity security. Depositary receipts are also subject to liquidity risk.
Frontier Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Frontier-market risk. Frontier-market countries generally have smaller economies and less-developed capital markets and political systems than traditional emerging-market countries, which magnifies emerging-market risks.
Hedging Derivatives And Other Strategic Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund’s volatility and could produce disproportionate losses, potentially more than the fund’s principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: foreign currency forward contracts, futures contracts, options, foreign currency swaps, interest-rate swaps, and swaps. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.
Illiquid And Restricted Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Illiquid and restricted securities risk. Illiquid and restricted securities may be difficult to value and may involve greater risks than liquid securities. Illiquidity may have an adverse impact on a particular security’s market price and the fund’s ability to sell the security.
Initial Public Offerings Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Initial public offerings (IPOs) risk. IPO share prices are frequently volatile and may significantly impact fund performance.
Investing In Developed Countries Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investing in developed countries risk. The fund’s investment in a developed country issuer may subject the fund to regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. In addition, developed countries may be impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.
Investment Company Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment company securities risk. Fund shareholders indirectly bear their proportionate share of the expenses of any investment company in which the fund invests. The total return on such investments will be reduced by the operating expenses and fees of such other investment companies, including advisory fees.
Large Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.
Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments.
Master Limited Partnership Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Master limited partnership (MLP) risk. MLPs generally reflect the risks associated with their underlying assets and with pooled investment vehicles. MLPs with credit-related holdings are subject to interest-rate risk and risk of default.
Mid Sized Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Mid-sized company risk. Mid-sized companies are generally less established and may be more volatile than larger companies. Mid-capitalization securities may underperform the market as a whole.
Operational And Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Operational and cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund’s securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.
Participatory Notes Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Participatory notes risk. Participatory notes (p-notes) represent interests in securities listed on certain foreign exchanges. Due to transaction costs and other expenses, p-notes will not replicate exactly the performance of their underlying securities. P-notes are general unsecured contractual obligations of the financial institutions issuing the notes and are subject to liquidity risk and a high degree of counterparty risk.
Preferred Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Preferred stock risk. Preferred stock generally ranks senior to common stock with respect to dividends and liquidation but ranks junior to debt securities. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock may be subject to optional or mandatory redemption provisions.
Premium Discount Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Premium/discount risk. The NAV of the fund and the value of your investment may fluctuate. Disruptions to creations and redemptions or the market price of the fund’s holdings, the existence of extreme market volatility or potential lack of an active trading market for shares may result in shares trading at a significant premium or discount to NAV. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. Given the nature of the relevant markets for certain of the fund’s securities, shares may trade at a larger premium or discount to the NAV than shares of other ETFs. In addition, in stressed market conditions, the market for shares may become less liquid in response to deteriorating liquidity in the markets for the fund’s underlying portfolio holdings. While the creation/redemption feature is designed to make it more likely that the fund's shares normally will trade on stock exchanges at prices close to the fund’s next calculated NAV, exchange prices are not expected to correlate exactly with the fund’s NAV due to timing reasons, supply and demand imbalances and other factors.
Real Estate Investment Trust Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Real estate investment trust (REIT) risk. REITs, pooled investment vehicles that typically invest in real estate directly or in loans collateralized by real estate, carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions.
Trading Issues Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Trading issues risk. Trading in shares on NYSE Arca, Inc. (NYSE Arca) may be halted in certain circumstances. There can be no assurance that the requirements of NYSE Arca necessary to maintain the listing of the fund will continue to be met.
Value Investment Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Value investment style risk. Value securities may underperform the market as a whole, which may cause value-oriented funds to underperform equity funds with other investment strategies. Securities the manager believes are undervalued may never perform as expected.
Warrants Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Warrants risk. The prices of warrants may not precisely reflect the prices of their underlying securities. Warrant holders do not receive dividends or have voting or credit rights. A warrant ceases to have value if not exercised prior to its expiration date.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-diversified risk. Adverse events affecting a particular issuer or group of issuers may magnify losses for non-diversified funds, which may invest a large portion of assets in any one issuer or a small number of issuers.